Income Taxes - Income before income taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Domestic			$ (441)	$ (529)	$ 120
Foreign			(212)	(230)	73
Loss before income taxes and share of losses from equity method investments	$ (115)	$ (135)	$ (653)	$ (759)	$ 193